Supplementary Financial Statements Information (Other Current Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Payable and Accrued Liabilities, Current [Abstract]
Commissions	$ 12,617	$ 13,588
Advances from customers and deferred revenues	26,585	14,701
Accrued employee compensation and related benefits	14,362	13,137
Accrued warranty costs	3,713	3,397	$ 3,161
Government institutions and income tax payable	7,633	5,316
Accrued expenses	3,133	2,661
Operating lease obligations	1,734	1,687
Total other current liabilities	$ 69,777	$ 54,487